Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands		Total	Previously Reported [Member]	Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Previously Reported [Member]	Redeemable Convertible Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Accumulated Comprehensive Income (Loss) [Member]	Accumulated Comprehensive Income (Loss) [Member] Previously Reported [Member]
Share outstanding, beginning balance (in shares) at Dec. 31, 2022				62,240,000	93,963,000		57,205,000	86,360,000
Shareholder's equity, beginning balance at Dec. 31, 2022		$ (135,128)	$ (135,128)	$ 170,648	$ 170,648					$ 6,596	$ 6,602		$ (141,740)	$ (141,740)	$ 10	$ 10
Reverse recapitalization Share						(31,723,000)			(29,155,000)
Reverse recapitalization									$ 6			$ (6)
Issuance of common stock upon exercise of stock options		306					$ 571			306
Stock-based compensation		5,399								5,399
Correction of an immaterial error of redeemable convertible preferred stock warrants		(720)								(720)
Other comprehensive income (loss)		(10)													(10)
Net loss		(56,945)											(56,945)
Share outstanding, ending balance (in shares) at Dec. 31, 2023				62,240,000			57,776,000
Shareholder's equity, ending balance at Dec. 31, 2023		(187,098)		$ 170,648						11,581			(198,685)
Issuance of common stock upon exercise of stock options		172					$ 281			172
Stock-based compensation		5,550								5,550
Net loss		$ (69,459)											(69,459)
Share outstanding, ending balance (in shares) at Dec. 31, 2024		58,057,000		62,240,000			58,057,000
Shareholder's equity, ending balance at Dec. 31, 2024		$ (250,835)		$ 170,648			$ 6			17,303			(268,144)
Issuance of common stock upon exercise of stock options		1,434					$ 2,558			1,434
Stock-based compensation		19,452								19,452
Other comprehensive income (loss)		22													22
Net loss		(585,525)											(585,525)
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization (in shares)				(62,240,000)			62,240,000
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization		170,648		$ (170,648)			$ 6			170,642
Reverse recapitalization transaction, net of transaction costs (in shares)	[1]						52,513,000
Reverse recapitalization transaction, net of transaction costs	[1]	361,167					$ 5			361,162
Series A redeemable convertible preferred stock issued in connection with reverse recapitalization, net (in shares)				142
Series A redeemable convertible preferred stock issued in connection with reverse recapitalization, net				$ 223,185
Issuance of common stock in connection with debt financing		$ 499					$ 46			499
Issuance of common stock upon exercise of common stock warrants, Shares		6,250,000,000					26,000
Issuance of common stock upon exercise of common stock warrants		$ 86								86
Share outstanding, ending balance (in shares) at Dec. 31, 2025		175,440,000		142,000			175,440,000
Shareholder's equity, ending balance at Dec. 31, 2025		$ (283,052)		$ 223,185			$ 17			$ 570,578			$ (853,669)		$ 22

[1]	Excludes 6,250,000 shares legally issued and outstanding related to sponsor earn out securities (see Note 3).